INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	Gross
	Carrying	Accumulated
At December 31, 2022	Amount	Amortization	Net
	$	$	$
Technical know-how	1,443	(1,430)	13
Computer software	37,648	(20,131)	17,517
Total intangible assets, net	39,091	(21,561)	17,530

	Gross
	Carrying	Accumulated
At December 31, 2021	Amount	Amortization	Net
	$	$	$
Technical know-how	1,577	(1,562)	15
Computer software	39,059	(20,082)	18,977
Total intangible assets, net	40,636	(21,644)	18,992

Amortization expense for the years ended December 31, 2020, 2021 and 2022 were $5,122, $4,601 and $3,586, respectively.

Amortization expenses of the above intangible assets are expected to be approximately $3,102, $2,627, $2,186, $2,031, $1,977 and $5,607 for the years ending December 31, 2023, 2024, 2025, 2026, 2027 and thereafter, respectively.